Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock subject to possible redemption, par value (in Dollars per share)	$ 10
Preferred stock par value (in Dollars per share)	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	10,000,000		10,000,000
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Common stock, shares authorized	625,000,000		625,000,000
Common stock, shares issued	47,250,771		9,669,217
Common stock, shares outstanding	47,250,771		9,669,217
CleanTech Acquisition Corp
Common stock subject to possible redemption, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares issued			17,250,000	17,250,000
Common stock subject to possible redemption, shares outstanding			17,250,000	17,250,000
Preferred stock par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000
Preferred stock, shares issued		0	0	0
Preferred stock, shares outstanding		0	0	0
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		200,000,000	200,000,000	200,000,000
Common stock, shares issued		4,312,500	4,312,500	4,312,500
Common stock, shares outstanding		4,312,500	4,312,500	4,312,500
Common stock subject to possible redemption, redemption value (in Dollars per share)		$ 10.11	$ 10.1
Series A Preferred Stock
Common stock subject to possible redemption, shares outstanding	334,800
Preferred stock par value (in Dollars per share)	$ 0.01		$ 0.01
Preferred stock, shares issued	0		334,800
Preferred stock, shares outstanding	0		334,800
Series B Preferred Stock
Common stock subject to possible redemption, shares outstanding	725,426
Preferred stock par value (in Dollars per share)	$ 0.01		$ 0.01
Preferred stock, shares issued	0		725,426
Preferred stock, shares outstanding	0		725,426